Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	124 Months Ended	309 Months Ended	835 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	17.81%	[1]	9.62%
Lipper Small-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	7.93%	18.03%	[1]	9.63%
T. Rowe Price Small-Cap Stock Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.30%	4.94%			10.89%
Performance Inception Date								Jun. 01, 1956
T. Rowe Price Small-Cap Stock Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.64%	3.21%			9.22%
T. Rowe Price Small-Cap Stock Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.17%	3.73%			8.66%
T. Rowe Price Small-Cap Stock Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	5.08%			11.04%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price Small-Cap Stock Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.04%	4.66%			10.60%
Performance Inception Date							Mar. 31, 2000
T. Rowe Price Small-Cap Stock Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	9.33%	5.89%	17.24%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.